Expense Example {- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund K PRO-08 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Class K	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859